Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2018
Registrant Name	FIRSTHAND FUNDS
Central Index Key	0000917124
Amendment Flag	false
Document Creation Date	Apr. 30, 2019
Document Effective Date	Apr. 30, 2019
Prospectus Date	Apr. 30, 2019
Firsthand Technology Opportunities Fund | Firsthand Technology Opportunities Fund
Prospectus:
Trading Symbol	TEFQX
Firsthand Alternative Energy Fund | Firsthand Alternative Energy Fund
Prospectus:
Trading Symbol	ALTEX